INCOME TAX - Net effect of deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 401,002	$ 271,177
Net deferred tax liabilities	(1,521,958)	(1,318,295)
Deferred tax liability (asset)	(1,120,956)	(1,047,118)
Arrendadora Financiera S.A [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		94
Net deferred tax liabilities	(53)	0
Bagricola Costa Rica S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	102	74
Net deferred tax liabilities		0
Grupo Agromercantil Holding
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	50,063	0
Net deferred tax liabilities		(13,566)
Banca de Inversion Bancolombia S.A [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(20,567)	(20,300)
Banco Agrcola S.A. [member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	72,436	67,527
Net deferred tax liabilities		0
Bancolombia S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(1,452,087)	(1,245,807)
Banistmo S.A. y Filiales [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	271,057	198,958
Net deferred tax liabilities		0
Pasarela Colombia S.A.S [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	118	0
Net deferred tax liabilities		(19)
Fideicomiso Lote Abelardo Castro. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities		(123)
Fiduciaria Bancolombia S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(5,918)	(4,265)
Gestora de Fondos de Inversion Banagricola S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	21	0
Net deferred tax liabilities		0
Inversiones CFNS S.A.S. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(452)	(1,011)
Renting Colombia S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	(30,656)	(22,450)
Transportempo S.A.S. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	1,238	163
Net deferred tax liabilities		0
Valores Banagricola S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	8	19
Net deferred tax liabilities		0
Valores Bancolombia S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	5,959	4,342
Net deferred tax liabilities		0
Valores Simesa S.A. [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax assets		0
Net deferred tax liabilities	$ (12,225)	$ (10,754)